8 INCOME TAXES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current tax:
Federal tax expense
State tax expense
Total income tax expense
Federal	(148,142)	(59,183)
State	(15,816)	(6,319)
Change in valuation allowance	163,958	65,501
Net operating losses	120,219	27,382
Stock compensation	115,449	44,328
Net deferred tax assets	$ 235,668	$ 71,710